Summary of Significant Accounting Policies (Details) - Schedule of Redeemable and Non-Redeemable Common Stock (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of redeemable and non-redeemable common stock [Abstract]
Diluted net loss per redeemable common stock	$ (0.02)
Diluted net loss per non-redeemable common stock	$ (0.19)	$ (0.01)